Loss per share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Loss per share	Loss per share
Basic and diluted net loss per share for the six months ended June 30, 2024 and 2025 have been calculated as follows:

	Six Months Ended June 30
	2024	2025
Numerator:
Net loss attributable to ECARX Holdings Inc.	(79,155)	(69,056)
Numerator for basic and diluted net loss per share calculation	(79,155)	(69,056)

Denominator:
Weighted average number of ordinary shares – basic and diluted	337,935,301	337,210,153
Denominator for basic and diluted net loss per share calculation	337,935,301	337,210,153
Net loss per share attributable to ordinary shareholders
— Basic and diluted	(0.23)	(0.20)

The potential dilutive instruments that have not been included in the calculation of diluted loss per share as their inclusion would be anti-dilutive are as follows:

	Six Months Ended June 30
	2024	2025
Warrants	23,871,971	23,871,971
Options	16,025,660	19,824,537
RSUs	—	191,918
Convertible Notes	5,652,174	5,652,174